Post balance sheet events	12 Months Ended
Dec. 31, 2019
Post balance sheet events
Post balance sheet events

33 Post balance sheet events

RBS Group intends to refocus the NatWest Markets business and estimates it will incur exit, restructuring and disposal costs of around £0.6 billion in 2020. This estimate may be revised as plans to refocus the business are finalised.